Commitments and Contingencies (Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2017	¥ 1,162
2018	822
2019	544
2020	308
2021	148
Thereafter	15
Total minimum lease payments	2,999
Less: Amount representing interest	(108)
Present value of net minimum lease payments	2,891
Less: Amounts representing estimated executory costs	(425)
Net minimum lease payments	2,466
Less: Current obligation	(925)
Long-term capital lease obligations	¥ 1,541